Accounts Receivable - Schedule of an Aged Analysis of Accounts Receivables (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, gross	$ 4,082,848	$ 4,489,706
Allowance for credit losses	(563,934)	(571,148)
Accounts receivable, net	3,518,914	$ 3,918,558
Within 90 days [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, gross	2,808,532
Allowance for credit losses	(69,250)
Accounts receivable, net	2,739,282
91-180 days [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, gross	757,344
Allowance for credit losses
Accounts receivable, net	757,344
181-365 days [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, gross	259
Allowance for credit losses	(10)
Accounts receivable, net	249
Greater than 1 year [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, gross	516,713
Allowance for credit losses	(494,674)
Accounts receivable, net	$ 22,039